Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
June 30, 2024
Z20-NPRT1-0824
1.9884236.107
Domestic Equity Funds - 24.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	90,542	1,788,201
Fidelity Series Commodity Strategy Fund (a)	2,839	276,190
Fidelity Series Large Cap Growth Index Fund (a)	49,930	1,152,389
Fidelity Series Large Cap Stock Fund (a)	51,492	1,181,220
Fidelity Series Large Cap Value Index Fund (a)	133,567	2,092,992
Fidelity Series Small Cap Core Fund (a)	2,269	26,135
Fidelity Series Small Cap Opportunities Fund (a)	23,260	347,511
Fidelity Series Value Discovery Fund (a)	50,033	765,499
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,930,047)		7,630,137

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	29,004	437,677
Fidelity Series Emerging Markets Fund (a)	57,114	526,017
Fidelity Series Emerging Markets Opportunities Fund (a)	111,799	2,102,947
Fidelity Series International Growth Fund (a)	61,542	1,127,452
Fidelity Series International Index Fund (a)	34,231	424,803
Fidelity Series International Small Cap Fund (a)	27,171	463,268
Fidelity Series International Value Fund (a)	89,927	1,136,679
Fidelity Series Overseas Fund (a)	80,234	1,128,899
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,246,313)		7,347,742

Bond Funds - 51.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	129,709	1,255,585
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	321,626	2,454,008
Fidelity Series Corporate Bond Fund (a)	195,269	1,784,760
Fidelity Series Emerging Markets Debt Fund (a)	20,937	163,521
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,606	49,616
Fidelity Series Floating Rate High Income Fund (a)	3,459	31,059
Fidelity Series Government Bond Index Fund (a)	302,254	2,732,375
Fidelity Series High Income Fund (a)	19,864	167,255
Fidelity Series International Credit Fund (a)	9	74
Fidelity Series International Developed Markets Bond Index Fund (a)	144,058	1,231,693
Fidelity Series Investment Grade Bond Fund (a)	271,398	2,681,409
Fidelity Series Investment Grade Securitized Fund (a)	197,815	1,738,796
Fidelity Series Long-Term Treasury Bond Index Fund (a)	268,448	1,473,780
Fidelity Series Real Estate Income Fund (a)	3,155	30,568
TOTAL BOND FUNDS (Cost $16,755,950)		15,794,499

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.42% (a)(b)	1,139	1,139
Fidelity Series Treasury Bill Index Fund (a)	1,447	14,372
TOTAL SHORT-TERM FUNDS (Cost $15,511)		15,511

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,947,821)	30,787,889
NET OTHER ASSETS (LIABILITIES) - 0.0%	10
NET ASSETS - 100.0%	30,787,899

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,176,451	99,359	36,250	610	132	15,893	1,255,585
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,531,509	24,929	111,576	989	(16,578)	25,724	2,454,008
Fidelity Series Blue Chip Growth Fund	1,766,415	31,381	167,188	-	55,607	101,986	1,788,201
Fidelity Series Canada Fund	443,880	29,278	28,545	-	(26)	(6,910)	437,677
Fidelity Series Commodity Strategy Fund	220,143	58,064	7,923	-	77	5,829	276,190
Fidelity Series Corporate Bond Fund	1,855,225	62,658	116,825	20,050	(1,699)	(14,599)	1,784,760
Fidelity Series Emerging Markets Debt Fund	162,771	6,980	5,202	2,404	(7)	(1,021)	163,521
Fidelity Series Emerging Markets Debt Local Currency Fund	52,138	428	2,142	-	86	(894)	49,616
Fidelity Series Emerging Markets Fund	480,128	47,639	26,314	-	540	24,024	526,017
Fidelity Series Emerging Markets Opportunities Fund	1,927,046	190,440	118,375	-	4,948	98,888	2,102,947
Fidelity Series Floating Rate High Income Fund	31,292	1,674	1,668	696	(2)	(237)	31,059
Fidelity Series Government Bond Index Fund	2,712,641	136,616	102,641	22,123	99	(14,340)	2,732,375
Fidelity Series Government Money Market Fund 5.42%	30,734	4,905	34,500	242	-	-	1,139
Fidelity Series High Income Fund	168,166	6,661	6,768	2,589	(42)	(762)	167,255
Fidelity Series International Credit Fund	73	1	-	1	-	-	74
Fidelity Series International Developed Markets Bond Index Fund	1,243,212	62,140	48,245	14,376	(728)	(24,686)	1,231,693
Fidelity Series International Growth Fund	1,113,547	89,605	57,234	-	2,490	(20,956)	1,127,452
Fidelity Series International Index Fund	421,617	29,692	25,105	-	1,712	(3,113)	424,803
Fidelity Series International Small Cap Fund	463,760	31,327	20,158	-	932	(12,593)	463,268
Fidelity Series International Value Fund	1,118,945	82,793	69,319	-	7,609	(3,349)	1,136,679
Fidelity Series Investment Grade Bond Fund	2,730,193	105,756	135,433	28,603	(2,857)	(16,250)	2,681,409
Fidelity Series Investment Grade Securitized Fund	1,800,692	63,517	112,870	18,674	(4,536)	(8,007)	1,738,796
Fidelity Series Large Cap Growth Index Fund	1,119,598	23,050	78,692	1,894	20,543	67,890	1,152,389
Fidelity Series Large Cap Stock Fund	1,185,552	20,038	78,202	-	12,762	41,070	1,181,220
Fidelity Series Large Cap Value Index Fund	2,119,503	105,136	87,563	-	3,906	(47,990)	2,092,992
Fidelity Series Long-Term Treasury Bond Index Fund	1,665,668	80,712	232,758	13,319	(40,284)	442	1,473,780
Fidelity Series Overseas Fund	1,116,197	72,977	59,783	-	2,518	(3,010)	1,128,899
Fidelity Series Real Estate Income Fund	30,277	1,204	946	471	(60)	93	30,568
Fidelity Series Short-Term Credit Fund	137	11	148	-	-	-	-
Fidelity Series Small Cap Core Fund	21,388	5,187	-	122	-	(440)	26,135
Fidelity Series Small Cap Opportunities Fund	524,135	11,862	177,099	-	32,803	(44,190)	347,511
Fidelity Series Treasury Bill Index Fund	71,801	58,228	115,657	568	(9)	9	14,372
Fidelity Series Value Discovery Fund	782,684	33,456	24,399	-	465	(26,707)	765,499
	31,087,518	1,577,704	2,089,528	127,731	80,401	131,794	30,787,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.